DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Share price	$ 1.70	$ 4.15
Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Convertible debt	$ 131,000	$ 291,650	$ 110,500